COVER PAGE Document	Nov. 04, 2019
COVER PAGE [Abstract]
Written Communications	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value
City Area Code	(512)
Entity Address, Address Line One	12212 Technology Blvd.,
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30109
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Central Index Key	0001033905
Amendment Flag	false
Entity Registrant Name	LUMINEX CORPORATION
Entity Tax Identification Number	74-2747608
Entity Address, City or Town	Austin,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78727
Local Phone Number	219-8020
Trading Symbol	LMNX
Security Exchange Name	NASDAQ
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false